Quarterly Holdings Report
for
Fidelity® High Income Central Fund
November 30, 2022
HICII-NPRT1-0123
1.861968.114
Corporate Bonds - 79.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 3.1%
Broadcasting - 1.4%
DISH Network Corp.:
0% 12/15/25	3,263,000	2,205,462
2.375% 3/15/24	13,472,000	12,023,406
3.375% 8/15/26	20,439,000	13,234,253
		27,463,121
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (b)	1,552,961	1,368,469
Energy - 1.6%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,687,240	11,161,093
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,913,114	19,270,249
		30,431,342
TOTAL CONVERTIBLE BONDS		59,262,932
Nonconvertible Bonds - 76.3%
Aerospace - 1.8%
ATI, Inc.:
4.875% 10/1/29	1,205,000	1,027,177
5.125% 10/1/31	845,000	713,618
5.875% 12/1/27	2,480,000	2,311,434
Bombardier, Inc.:
6% 2/15/28 (d)	3,615,000	3,389,749
7.125% 6/15/26 (d)	3,320,000	3,245,300
7.875% 4/15/27 (d)	6,180,000	6,038,354
Moog, Inc. 4.25% 12/15/27 (d)	735,000	659,663
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	11,734,125
7.5% 3/15/27	5,250,000	5,263,125
Wesco Aircraft Holdings, Inc. 8.5% 11/15/24 (d)	1,610,000	796,950
		35,179,495
Air Transportation - 0.8%
Air Canada 3.875% 8/15/26 (d)	2,110,000	1,930,653
Allegiant Travel Co. 7.25% 8/15/27 (d)	1,545,000	1,505,046
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	8,125,000	8,226,563
United Airlines, Inc. 4.625% 4/15/29 (d)	1,650,000	1,468,858
Western Global Airlines LLC 10.375% 8/15/25 (d)	2,660,000	2,214,450
		15,345,570
Automotive - 0.3%
Ford Motor Co. 6.1% 8/19/32	4,430,000	4,251,809
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	2,035,571
		6,287,380
Automotive & Auto Parts - 2.5%
Dana, Inc.:
4.25% 9/1/30	1,400,000	1,120,026
5.625% 6/15/28	2,450,000	2,254,000
Ford Motor Co. 3.25% 2/12/32	4,510,000	3,580,729
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,669,951
4.95% 5/28/27	5,375,000	5,086,739
5.125% 6/16/25	7,810,000	7,562,515
7.35% 11/4/27	5,000,000	5,189,450
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	612,790
LCM Investments Holdings 4.875% 5/1/29 (d)	3,665,000	3,064,306
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,770,000	1,557,087
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	875,000	518,438
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	685,000	472,650
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(e)(f)	9,915,000	9,567,975
Thor Industries, Inc. 4% 10/15/29 (d)	3,220,000	2,559,458
Winnebago Industries, Inc. 6.25% 7/15/28 (d)	2,075,000	1,914,478
		46,730,592
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	20,083
8% 11/1/31	11,003,000	11,720,083
8% 11/1/31	5,273,000	5,656,686
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	7,280,000	6,679,982
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (d)	4,250,000	3,485,000
		27,561,834
Broadcasting - 1.8%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)	2,590,000	1,923,075
7.75% 4/15/28 (d)	1,370,000	1,020,725
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	2,515,000	408,773
DISH Network Corp. 11.75% 11/15/27 (d)	3,615,000	3,715,605
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	2,970,000	2,266,021
iHeartCommunications, Inc. 9% 12/31/49 (b)(g)	780,000	0
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)	2,755,000	2,597,745
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)	2,170,000	1,824,048
5.375% 1/15/31 (d)	1,130,000	922,600
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	2,215,000	1,971,350
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)	2,155,000	1,818,432
5% 8/1/27 (d)	5,295,000	4,941,506
TEGNA, Inc. 5% 9/15/29	2,100,000	1,963,578
Univision Communications, Inc.:
6.625% 6/1/27 (d)	5,150,000	5,018,834
7.375% 6/30/30 (d)	3,455,000	3,448,159
		33,840,451
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	505,000	470,698
6.375% 6/15/30 (d)	3,635,000	3,498,142
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	590,000	483,800
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,825,000	1,631,003
6% 12/1/29 (d)	1,705,000	1,396,624
6.125% 7/1/29 (d)	1,005,000	833,566
Victors Merger Corp. 6.375% 5/15/29 (d)	3,465,000	2,215,547
		10,529,380
Cable/Satellite TV - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (d)	3,730,000	2,905,670
4.5% 8/15/30 (d)	3,095,000	2,607,538
4.5% 6/1/33 (d)	4,415,000	3,503,788
4.75% 3/1/30 (d)	5,200,000	4,470,559
5% 2/1/28 (d)	12,055,000	11,081,679
5.125% 5/1/27 (d)	8,920,000	8,442,691
6.375% 9/1/29 (d)	2,165,000	2,062,682
CSC Holdings LLC:
3.375% 2/15/31 (d)	3,305,000	2,383,632
4.125% 12/1/30 (d)	2,590,000	1,987,825
4.5% 11/15/31 (d)	2,175,000	1,657,615
4.625% 12/1/30 (d)	5,895,000	3,738,358
5% 11/15/31 (d)	2,290,000	1,446,627
5.375% 2/1/28 (d)	4,625,000	4,140,034
5.75% 1/15/30 (d)	3,690,000	2,512,890
7.5% 4/1/28 (d)	4,545,000	3,540,146
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)	2,505,000	2,298,538
DISH DBS Corp.:
5.25% 12/1/26 (d)	1,465,000	1,257,703
5.75% 12/1/28 (d)	1,465,000	1,188,188
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,820,000	5,576,714
6.5% 9/15/28 (d)	5,050,000	2,725,485
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,600,000	7,701,300
VZ Secured Financing BV 5% 1/15/32 (d)	6,990,000	5,784,225
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	1,155,000	937,017
6% 1/15/27 (d)	4,760,000	4,391,100
Ziggo BV 4.875% 1/15/30 (d)	1,730,000	1,470,500
		89,812,504
Chemicals - 2.0%
Avient Corp. 5.75% 5/15/25 (d)	1,970,000	1,920,709
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,445,000	2,242,236
Cheever Escrow Issuer LLC 7.125% 10/1/27 (d)	1,560,000	1,458,600
CVR Partners LP 6.125% 6/15/28 (d)	3,010,000	2,717,819
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(e)	5,905,000	4,251,600
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	535,000	487,727
7% 12/31/27 (d)	680,000	564,400
LSB Industries, Inc. 6.25% 10/15/28 (d)	270,000	252,158
NOVA Chemicals Corp. 4.25% 5/15/29 (d)	2,650,000	2,209,438
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)	2,630,000	2,347,275
6.625% 5/1/29 (d)	1,755,000	1,465,425
The Chemours Co. LLC:
4.625% 11/15/29 (d)	2,245,000	1,807,225
5.375% 5/15/27	6,915,000	6,258,075
5.75% 11/15/28 (d)	3,490,000	3,065,145
Tronox, Inc. 4.625% 3/15/29 (d)	2,210,000	1,779,470
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)	3,255,000	2,916,317
5.625% 8/15/29 (d)	2,375,000	1,958,045
		37,701,664
Consumer Products - 0.6%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,394,438
Diamond BC BV 4.625% 10/1/29 (d)	1,145,000	863,204
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	1,775,000	1,633,000
Gannett Holdings LLC 6% 11/1/26 (d)	1,390,000	1,105,062
Mattel, Inc. 3.375% 4/1/26 (d)	745,000	684,141
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	2,515,000	1,952,420
4% 4/15/29 (d)	2,345,000	1,944,176
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,136,200
TKC Holdings, Inc. 10.5% 5/15/29 (d)	1,884,000	1,073,880
		11,786,521
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)	2,525,000	1,868,500
Berry Global, Inc.:
4.5% 2/15/26 (d)	2,134,000	2,047,200
4.875% 7/15/26 (d)	1,355,000	1,300,109
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	1,430,000	1,208,946
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,185,000	1,005,970
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,510,000	1,411,793
		8,842,518
Diversified Financial Services - 2.2%
Altice France Holding SA 10.5% 5/15/27 (d)	4,240,000	3,349,600
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	9,125,000	5,333,380
3.625% 10/1/31 (d)	6,085,000	3,285,900
FLY Leasing Ltd. 7% 10/15/24 (d)	7,485,000	5,639,480
Hightower Holding LLC 6.75% 4/15/29 (d)	970,000	804,571
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,117,390
5.25% 5/15/27	5,970,000	5,477,475
6.375% 12/15/25	1,740,000	1,699,395
MSCI, Inc. 4% 11/15/29 (d)	5,785,000	5,108,329
OneMain Finance Corp. 7.125% 3/15/26	3,460,000	3,352,031
PRA Group, Inc. 5% 10/1/29 (d)	7,620,000	6,331,077
		42,498,628
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (d)	7,650,000	3,245,364
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,829,995
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,285,000	2,496,600
		7,571,959
Energy - 11.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)	2,220,000	2,097,900
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (d)	2,475,000	2,295,563
6.875% 4/1/27 (d)	700,000	677,250
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,235,000	1,088,684
California Resources Corp. 7.125% 2/1/26 (d)	3,735,000	3,632,288
Cheniere Energy, Inc. 4.625% 10/15/28	3,250,000	2,999,360
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,625,000	2,631,563
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	2,610,000	2,551,137
7% 6/15/25 (d)	6,180,000	6,089,247
CNX Resources Corp.:
6% 1/15/29 (d)	1,185,000	1,120,098
7.375% 1/15/31 (d)	1,685,000	1,685,910
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	2,610,000	2,401,200
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	1,595,000	1,469,553
6.75% 3/1/29 (d)	3,485,000	3,403,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,018,745
6% 2/1/29 (d)	7,210,000	6,651,225
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	830,000	764,140
CVR Energy, Inc.:
5.25% 2/15/25 (d)	4,990,000	4,783,015
5.75% 2/15/28 (d)	3,995,000	3,594,062
DCP Midstream Operating LP 5.85% 5/21/43 (d)(e)	3,410,000	3,336,011
Delek Logistics Partners LP 7.125% 6/1/28 (d)	1,520,000	1,408,098
DT Midstream, Inc.:
4.125% 6/15/29 (d)	2,545,000	2,242,400
4.375% 6/15/31 (d)	2,545,000	2,195,597
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	4,185,000	4,118,877
EnLink Midstream LLC:
5.625% 1/15/28 (d)	1,060,000	1,033,500
6.5% 9/1/30 (d)	2,150,000	2,183,583
EQT Corp.:
3.125% 5/15/26 (d)	1,720,000	1,587,784
3.625% 5/15/31 (d)	1,720,000	1,487,854
5% 1/15/29	2,500,000	2,383,367
Harvest Midstream I LP 7.5% 9/1/28 (d)	5,565,000	5,328,488
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,560,000	1,333,800
5.125% 6/15/28 (d)	2,905,000	2,734,941
5.5% 10/15/30 (d)	920,000	843,310
5.625% 2/15/26 (d)	6,900,000	6,782,631
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,685,000	2,358,773
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)	7,410,000	6,113,250
MEG Energy Corp. 5.875% 2/1/29 (d)	4,235,000	4,019,015
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	4,028,160
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	1,065,000	1,045,640
New Fortress Energy, Inc. 6.75% 9/15/25 (d)	6,830,000	6,671,066
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	7,325,000	6,616,063
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	600,000	567,300
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)	3,455,000	3,373,427
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	712,800
4.4% 4/15/46	1,750,000	1,382,500
4.5% 7/15/44	815,000	652,000
5.875% 9/1/25	1,665,000	1,680,193
6.125% 1/1/31	4,345,000	4,408,415
6.2% 3/15/40	980,000	957,921
6.375% 9/1/28	2,500,000	2,543,750
6.45% 9/15/36	1,717,000	1,721,293
6.6% 3/15/46	2,590,000	2,641,800
6.625% 9/1/30	8,330,000	8,690,148
6.95% 7/1/24	1,308,000	1,326,103
7.5% 5/1/31	10,215,000	11,083,275
8.875% 7/15/30	6,715,000	7,697,069
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	5,252,934
7.25% 6/15/25	5,150,000	5,120,388
SM Energy Co.:
6.5% 7/15/28	920,000	890,100
6.625% 1/15/27	1,145,000	1,122,100
6.75% 9/15/26	805,000	788,900
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	1,866,586
5.375% 2/1/29	4,415,000	4,167,760
8.375% 9/15/28	2,500,000	2,596,084
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	3,694,900
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	1,974,223
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)	2,370,000	2,144,826
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	1,789,445	1,772,106
Tullow Oil PLC 10.25% 5/15/26 (d)	5,450,000	4,687,000
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (e)	660,000	654,096
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,220,000	1,917,525
4.125% 8/15/31 (d)	2,220,000	1,914,750
Viper Energy Partners LP 5.375% 11/1/27 (d)	1,105,000	1,047,327
		211,856,372
Environmental - 0.6%
Covanta Holding Corp. 4.875% 12/1/29 (d)	1,355,000	1,144,975
Darling Ingredients, Inc.:
5.25% 4/15/27 (d)	2,760,000	2,671,266
6% 6/15/30 (d)	2,240,000	2,184,426
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,795,000	1,552,298
5.875% 6/30/29 (d)	2,775,000	2,052,751
Stericycle, Inc. 3.875% 1/15/29 (d)	1,645,000	1,431,150
		11,036,866
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	1,655,000	1,378,652
4.625% 1/15/27 (d)	4,615,000	4,269,290
4.875% 2/15/30 (d)	6,890,000	6,147,534
BellRing Brands, Inc. 7% 3/15/30 (d)	845,000	816,346
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,605,000	722,250
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	960,000	785,435
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	2,200,000	2,087,800
		16,207,307
Food/Beverage/Tobacco - 1.4%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,905,000	1,414,490
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)	1,465,000	1,290,786
7.5% 4/15/25 (d)	450,000	439,857
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,702,000	1,676,470
Kraft Heinz Foods Co.:
4.375% 6/1/46	645,000	543,646
4.875% 10/1/49	3,225,000	2,890,656
5.5% 6/1/50	855,000	837,143
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	2,290,000	2,025,230
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,350,000	1,199,705
5.5% 10/15/27 (d)	5,775,000	5,572,875
6.875% 5/1/25 (d)	995,000	995,000
Post Holdings, Inc.:
4.625% 4/15/30 (d)	625,000	548,344
5.75% 3/1/27 (d)	282,000	274,906
TreeHouse Foods, Inc. 4% 9/1/28	860,000	732,694
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	1,080,000	840,548
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,110,000	985,025
4.75% 2/15/29 (d)	3,100,000	2,762,472
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,810,000	1,755,700
		26,785,547
Gaming - 2.6%
Affinity Gaming LLC 6.875% 12/15/27 (d)	890,000	763,478
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,860,000	2,395,250
8.125% 7/1/27 (d)	6,225,000	6,248,655
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	4,380,000	4,063,019
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	2,925,000	2,582,483
6.75% 1/15/30 (d)	5,120,000	4,312,576
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	935,000	925,650
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,245,000	1,120,500
MGM Resorts International 6.75% 5/1/25	3,350,000	3,334,022
Station Casinos LLC 4.625% 12/1/31 (d)	3,685,000	3,089,467
Studio City Finance Ltd. 6.5% 1/15/28 (d)	5,015,000	3,686,025
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)	3,915,000	3,682,674
VICI Properties LP / VICI Note Co.:
4.5% 9/1/26 (d)	4,310,000	4,035,970
4.625% 6/15/25 (d)	5,180,000	4,957,066
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)	4,675,000	4,684,911
		49,881,746
Healthcare - 6.4%
1375209 BC Ltd. 9% 1/30/28 (d)	1,023,000	1,005,098
AHP Health Partners, Inc. 5.75% 7/15/29 (d)	2,665,000	2,088,694
Akumin, Inc. 7% 11/1/25 (d)	4,155,000	3,199,973
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,290,000	1,963,675
4.625% 7/15/28 (d)	3,345,000	3,077,400
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	1,819,000	1,396,083
14% 10/15/30 (d)	359,000	199,173
Catalent Pharma Solutions 5% 7/15/27 (d)	825,000	786,019
Centene Corp.:
3.375% 2/15/30	2,690,000	2,291,377
4.625% 12/15/29	3,825,000	3,556,619
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	740,000	643,890
4% 3/15/31 (d)	2,080,000	1,819,667
4.25% 5/1/28 (d)	735,000	670,688
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	11,675,000	8,554,156
5.25% 5/15/30 (d)	4,900,000	3,736,740
6% 1/15/29 (d)	3,475,000	2,899,332
6.125% 4/1/30 (d)	5,840,000	2,978,400
6.875% 4/15/29 (d)	2,815,000	1,506,025
8% 3/15/26 (d)	12,925,000	11,928,353
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,495,000	1,833,825
4.625% 6/1/30 (d)	6,965,000	5,638,028
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,610,873
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	1,085,000	911,812
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,005,000	880,481
Hologic, Inc. 3.25% 2/15/29 (d)	2,525,000	2,218,490
IQVIA, Inc.:
5% 10/15/26 (d)	1,750,000	1,684,375
5% 5/15/27 (d)	1,385,000	1,322,549
Jazz Securities DAC 4.375% 1/15/29 (d)	1,980,000	1,796,890
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	2,430,000	2,089,800
3.875% 5/15/32 (d)	3,315,000	2,797,031
4.375% 6/15/28 (d)	1,835,000	1,683,759
Mozart Borrower LP 3.875% 4/1/29 (d)	4,435,000	3,813,036
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,060,000	902,381
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,005,000	2,704,440
5.125% 4/30/31 (d)	2,995,000	2,657,793
Owens & Minor, Inc. 6.625% 4/1/30 (d)	5,190,000	4,612,197
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	2,295,000	1,921,684
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)	250,000	244,718
10% 4/15/27 (d)	3,010,000	3,011,811
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	6,200,000	5,379,616
4.375% 1/15/30 (d)	6,565,000	5,718,575
6.125% 10/1/28 (d)	7,085,000	6,252,513
6.125% 6/15/30 (d)	3,680,000	3,487,094
6.875% 11/15/31	330,000	288,750
		122,763,883
Homebuilders/Real Estate - 1.3%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,425,000	1,239,266
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)	1,380,000	1,082,290
6.625% 1/15/28 (d)	40,000	35,488
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	1,777,733
5% 3/1/31	2,190,000	1,727,066
New Home Co., Inc. 7.25% 10/15/25 (d)	1,685,000	1,353,036
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	1,225,000	935,594
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	3,620,000	2,660,700
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,316,211
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (d)	2,945,000	2,736,171
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	717,199
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	2,035,000	1,699,652
6.5% 2/15/29 (d)	3,300,000	2,417,250
VICI Properties LP / VICI Note Co.:
3.75% 2/15/27 (d)	1,965,000	1,772,568
4.125% 8/15/30 (d)	2,575,000	2,231,129
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	1,185,000	960,420
		25,661,773
Hotels - 0.7%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)	5,095,000	5,304,914
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	1,470,000	1,210,266
3.75% 5/1/29 (d)	1,650,000	1,464,227
5.375% 5/1/25 (d)	3,525,000	3,502,475
Lindblad Expeditions LLC 6.75% 2/15/27 (d)	2,120,000	1,961,000
		13,442,882
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)	9,401,000	8,838,820
10.125% 8/1/26 (d)	2,450,000	2,390,851
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)	3,030,000	2,586,196
6.75% 10/15/27 (d)	9,895,000	9,114,235
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,400,000	1,209,785
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,445,000	1,228,250
HUB International Ltd. 7% 5/1/26 (d)	1,395,000	1,381,134
USI, Inc. 6.875% 5/1/25 (d)	3,250,000	3,185,360
		29,934,631
Leisure - 2.1%
Carnival Corp.:
5.75% 3/1/27 (d)	5,135,000	3,866,431
9.875% 8/1/27 (d)	4,130,000	3,975,125
10.5% 2/1/26 (d)	2,400,000	2,429,040
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	735,000	602,907
5.875% 2/15/27 (d)	2,890,000	2,573,054
7.75% 2/15/29 (d)	2,575,000	2,060,000
NCL Finance Ltd. 6.125% 3/15/28 (d)	910,000	701,317
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,375,000	3,596,895
5.375% 7/15/27 (d)	1,975,000	1,636,488
5.5% 8/31/26 (d)	4,495,000	3,899,413
11.625% 8/15/27 (d)	8,060,000	8,201,050
Studio City Co. Ltd. 7% 2/15/27 (d)	2,315,000	2,113,884
Vail Resorts, Inc. 6.25% 5/15/25 (d)	1,435,000	1,433,507
Viking Cruises Ltd. 13% 5/15/25 (d)	2,135,000	2,267,827
		39,356,938
Metals/Mining - 2.0%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	2,670,000	2,339,748
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(g)	1,099,000	0
Arconic Corp. 6% 5/15/25 (d)	1,520,000	1,497,094
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	1,465,000	1,281,875
4.875% 3/1/31 (d)	1,465,000	1,270,888
Constellium NV 5.875% 2/15/26 (d)	990,000	949,677
ERO Copper Corp. 6.5% 2/15/30 (d)	7,425,000	5,721,891
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	3,930,000	3,790,603
6.875% 10/15/27 (d)	2,995,000	2,840,997
7.5% 4/1/25 (d)	2,320,000	2,286,360
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	1,615,000	1,353,871
5.125% 5/15/24 (d)	770,000	763,744
5.875% 4/15/30 (d)	4,300,000	4,027,165
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,422,438
HudBay Minerals, Inc. 6.125% 4/1/29 (d)	4,755,000	4,256,661
Mineral Resources Ltd.:
8% 11/1/27 (d)	2,835,000	2,912,679
8.5% 5/1/30 (d)	680,000	689,122
		37,404,813
Paper - 0.8%
Berry Global, Inc. 5.625% 7/15/27 (d)	1,110,000	1,087,800
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	1,070,000	1,030,902
8.75% 4/15/30 (d)	6,430,000	5,780,570
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	3,315,000	3,160,524
Mercer International, Inc. 5.125% 2/1/29	2,220,000	1,905,870
SPA Holdings 3 OY 4.875% 2/4/28 (d)	1,770,000	1,442,143
		14,407,809
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,635,000	6,429,892
CEC Entertainment LLC 6.75% 5/1/26 (d)	2,250,000	2,104,673
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (d)	1,325,000	1,271,059
Papa John's International, Inc. 3.875% 9/15/29 (d)	870,000	726,838
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,274,602
		12,807,064
Services - 4.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	4,564,000	4,244,520
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,050,000	752,657
Aramark Services, Inc. 6.375% 5/1/25 (d)	3,410,000	3,403,248
ASGN, Inc. 4.625% 5/15/28 (d)	5,875,000	5,243,438
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)	1,328,000	1,117,180
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)	1,470,000	1,293,595
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,405,000	2,167,482
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	15,565,000	12,315,495
CoreCivic, Inc.:
4.625% 5/1/23	255,000	253,446
8.25% 4/15/26	3,735,000	3,815,484
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	9,979,000	9,488,158
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	4,110,000	3,554,287
Hertz Corp.:
4.625% 12/1/26 (d)	1,680,000	1,457,352
5% 12/1/29 (d)	2,190,000	1,737,940
5.5% 10/15/24 (b)(d)(g)	3,155,000	70,988
6% 1/15/28 (b)(d)(g)	3,900,000	229,125
6.25% 12/31/49 (b)(g)	2,880,000	3,600
7.125% 8/1/26 (b)(d)(g)	3,980,000	159,200
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	178,000	173,055
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,500,000	2,381,250
Service Corp. International 5.125% 6/1/29	1,845,000	1,747,556
The GEO Group, Inc.:
9.5% 12/31/28 (d)	6,055,000	5,734,192
10.5% 6/30/28	2,453,000	2,484,644
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	12,875,000	11,208,009
6.25% 1/15/28 (d)	2,145,000	2,069,925
United Rentals North America, Inc. 6% 12/15/29 (d)	6,140,000	6,170,700
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,640,000	1,537,205
		84,813,731
Steel - 0.4%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	931,746
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	5,970,000	5,796,661
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	690,000	604,268
		7,332,675
Super Retail - 1.5%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	616,108
4.625% 11/15/29 (d)	1,520,000	1,326,200
4.75% 3/1/30	680,000	581,345
5% 2/15/32 (d)	1,520,000	1,284,228
Bath & Body Works, Inc. 6.625% 10/1/30 (d)	5,045,000	4,723,028
Carvana Co. 4.875% 9/1/29 (d)	1,730,000	578,113
EG Global Finance PLC:
6.75% 2/7/25 (d)	12,050,000	10,965,500
8.5% 10/30/25 (d)	2,520,000	2,404,912
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	915,000	825,788
6.125% 3/15/32 (d)	1,065,000	945,443
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,370,000	1,735,871
7.875% 5/1/29 (d)	3,590,000	2,122,588
		28,109,124
Technology - 4.3%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	8,510,000	6,373,156
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,675,000	2,404,156
Block, Inc.:
2.75% 6/1/26	2,555,000	2,283,404
3.5% 6/1/31	2,555,000	2,073,408
CA Magnum Holdings 5.375% 10/31/26 (d)	770,000	677,600
Camelot Finance SA 4.5% 11/1/26 (d)	2,285,000	2,165,540
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	2,674,212
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)	4,225,000	4,077,102
Coherent Corp. 5% 12/15/29 (d)	1,385,000	1,222,263
Elastic NV 4.125% 7/15/29 (d)	1,275,000	1,036,488
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)	2,235,000	2,118,171
Match Group Holdings II LLC:
4.125% 8/1/30 (d)	2,335,000	1,949,725
5% 12/15/27 (d)	1,235,000	1,147,651
5.625% 2/15/29 (d)	2,035,000	1,870,903
MicroStrategy, Inc. 6.125% 6/15/28 (d)	10,890,000	8,054,789
NCR Corp. 5.125% 4/15/29 (d)	1,775,000	1,526,872
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,450,000	1,363,000
NortonLifeLock, Inc. 5% 4/15/25 (d)	6,075,000	5,892,750
onsemi 3.875% 9/1/28 (d)	3,110,000	2,757,606
Open Text Corp. 3.875% 12/1/29 (d)	2,200,000	1,756,334
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	3,095,000	2,506,300
4.125% 12/1/31 (d)	2,200,000	1,707,420
Qorvo, Inc. 4.375% 10/15/29	5,505,000	4,885,247
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	1,430,000	652,036
Roblox Corp. 3.875% 5/1/30 (d)	6,055,000	4,954,685
Sensata Technologies BV 4% 4/15/29 (d)	2,480,000	2,156,683
Synaptics, Inc. 4% 6/15/29 (d)	1,210,000	1,008,182
TTM Technologies, Inc. 4% 3/1/29 (d)	2,215,000	1,879,078
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	5,010,000	5,040,356
7.5% 9/15/27 (d)	2,765,000	2,779,378
Unisys Corp. 6.875% 11/1/27 (d)	1,425,000	1,021,939
		82,016,434
Telecommunications - 7.2%
Altice Financing SA:
5% 1/15/28 (d)	2,375,000	1,937,715
5.75% 8/15/29 (d)	7,480,000	6,116,845
Altice France SA:
5.125% 1/15/29 (d)	2,270,000	1,787,625
5.125% 7/15/29 (d)	4,510,000	3,498,542
5.5% 1/15/28 (d)	4,825,000	4,021,203
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	9,965,000	8,856,394
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	1,280,000	1,103,590
5.625% 9/15/28 (d)	1,010,000	768,495
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,320,000	997,004
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,480,000	2,207,200
5.875% 10/15/27 (d)	2,440,000	2,321,709
5.875% 11/1/29	615,475	491,275
6% 1/15/30 (d)	3,035,000	2,483,480
6.75% 5/1/29 (d)	2,795,000	2,348,163
8.75% 5/15/30 (d)	2,210,000	2,286,245
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)(g)	7,570,000	1
6.5% 3/15/30 (d)	10,625,000	9,775,000
8.5% 10/15/24 (b)(d)(g)	2,965,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	2,520,000	2,080,854
6.75% 10/15/27 (d)	4,724,000	4,468,573
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)	3,850,000	2,784,221
4.25% 7/1/28 (d)	3,420,000	2,677,823
4.625% 9/15/27 (d)	7,220,000	6,082,850
Lumen Technologies, Inc. 4% 2/15/27 (d)	4,225,000	3,601,813
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	1,700,000	1,504,597
6% 2/15/28 (d)	790,000	623,246
Sable International Finance Ltd. 5.75% 9/7/27 (d)	4,895,000	4,454,940
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	1,820,000	1,815,450
SBA Communications Corp. 3.875% 2/15/27	5,020,000	4,634,677
Sprint Capital Corp. 8.75% 3/15/32	26,030,000	31,122,742
Telecom Italia SpA 5.303% 5/30/24 (d)	2,020,000	1,956,370
Uniti Group, Inc. 6% 1/15/30 (d)	6,860,000	4,949,764
Windstream Escrow LLC 7.75% 8/15/28 (d)	10,615,000	9,288,125
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,835,000	2,746,895
6.125% 3/1/28 (d)	2,115,000	1,147,388
		136,940,814
Textiles/Apparel - 0.4%
Crocs, Inc.:
4.125% 8/15/31 (d)	3,760,000	3,004,466
4.25% 3/15/29 (d)	3,735,000	3,065,151
Victoria's Secret & Co. 4.625% 7/15/29 (d)	1,665,000	1,405,260
		7,474,877
Transportation Ex Air/Rail - 0.5%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (d)	9,000	8,571
4.375% 5/1/26 (d)	7,000	6,363
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)	5,110,000	4,768,269
Seaspan Corp.:
5.5% 8/1/29 (d)	3,695,000	2,844,633
6.5% 4/29/26 (d)	2,100,000	2,063,250
		9,691,086
Utilities - 5.8%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)	5,885,000	5,436,351
DPL, Inc. 4.35% 4/15/29	9,480,000	8,401,650
InterGen NV 7% 6/30/23 (d)	29,300,000	28,663,110
NRG Energy, Inc.:
3.875% 2/15/32 (d)	1,470,000	1,181,726
5.25% 6/15/29 (d)	3,050,000	2,811,048
6.625% 1/15/27	891,000	897,861
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	239,196
3.95% 12/1/47	2,495,000	1,739,861
4.55% 7/1/30	16,150,000	14,732,310
4.95% 7/1/50	23,225,000	18,592,841
PG&E Corp.:
5% 7/1/28	3,405,000	3,141,487
5.25% 7/1/30	9,430,000	8,538,724
Pike Corp. 5.5% 9/1/28 (d)	8,505,000	7,597,857
TerraForm Global, Inc. 6.125% 3/1/26 (d)	2,450,000	2,292,539
TransAlta Corp. 7.75% 11/15/29	2,095,000	2,152,613
Vertiv Group Corp. 4.125% 11/15/28 (d)	3,055,000	2,627,300
Vistra Operations Co. LLC 5.625% 2/15/27 (d)	2,000,000	1,934,906
		110,981,380
TOTAL NONCONVERTIBLE BONDS		1,452,596,248
TOTAL CORPORATE BONDS (Cost $1,678,522,966)		1,511,859,180

Common Stocks - 6.1%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(h)	32,168	207,162
Broadcasting - 0.0%
iHeartMedia, Inc. (h)	8,204	65,960
Chemicals - 0.0%
Corteva, Inc.	10,266	689,465
Energy - 4.3%
California Resources Corp.	233,262	10,585,430
California Resources Corp. warrants 10/27/24 (h)	20,004	267,053
Chesapeake Energy Corp. (i)	92,581	9,582,134
Denbury, Inc. (h)	91,241	8,189,792
Denbury, Inc. warrants 9/18/25 (h)	117,577	6,781,841
EP Energy Corp. (b)(h)	218,900	1,832,193
Forbes Energy Services Ltd. (b)(h)	72,087	1
Jonah Energy Parent LLC (b)(h)	425,801	26,642,369
Mesquite Energy, Inc. (b)(h)	214,437	13,262,909
Noble Corp. PLC (h)	7,670	284,787
Noble Corp. PLC:
warrants 2/4/28 (h)	27,051	527,495
warrants 2/4/28 (h)	27,051	489,623
PureWest Energy (b)	2,832	0
PureWest Energy rights (b)(h)	1,707	0
Superior Energy Services, Inc. Class A (b)(h)	15,005	1,242,264
Tidewater, Inc. warrants 11/14/42 (h)	8,251	275,871
Tribune Resources, Inc. (b)(h)	182,155	103,828
Tribune Resources, Inc. warrants 3/30/23 (b)(h)	51,925	1
Valaris Ltd. (h)	38,587	2,547,128
TOTAL ENERGY		82,614,719
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(h)	1,330,466	212,875
Food & Drug Retail - 0.9%
Northeast Grocery, Inc. (b)(c)	228,430	884,024
Southeastern Grocers, Inc. (b)(c)(h)	687,397	15,968,232
TOTAL FOOD & DRUG RETAIL		16,852,256
Gaming - 0.2%
Caesars Entertainment, Inc. (h)	57,808	2,937,224
Studio City International Holdings Ltd.:
ADR (d)	25,434	60,024
(NYSE) ADR (h)	28,000	66,080
TOTAL GAMING		3,063,328
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (b)(h)	0	0
Frontier Communications Parent, Inc. (h)(i)	77,463	1,996,222
Intelsat Jackson Holdings SA:
Series A rights (b)(h)	10,413	91,322
Series B rights (b)(h)	10,413	336,652
TOTAL TELECOMMUNICATIONS		2,424,196
Textiles/Apparel - 0.3%
Intelsat Emergence SA (b)	99,434	4,801,668
Utilities - 0.3%
Vistra Corp.	220,662	5,368,706
TOTAL COMMON STOCKS (Cost $49,940,595)		116,300,335

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Utilities - 0.5%
PG&E Corp. (Cost $6,993,013)	61,000	8,496,080

Bank Loan Obligations - 5.0%
	Principal Amount (a)	Value ($)
Air Transportation - 0.9%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 8.5039% 11/23/28 (b)(e)(f)(j)	7,307,000	7,038,102
2LN, term loan 3 month U.S. LIBOR + 8.000% 12.4147% 11/23/29 (b)(e)(f)(j)	9,743,000	9,384,458
TOTAL AIR TRANSPORTATION		16,422,560
Banks & Thrifts - 0.1%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.1741% 2/1/27 (e)(f)(j)	1,065,090	1,036,748
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.8939% 5/25/26 (e)(f)(j)	366,110	344,693
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6741% 8/14/26 (e)(f)(j)	1,130,162	1,121,336
TOTAL BROADCASTING		1,466,029
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8588% 2/25/29 (e)(f)(j)	1,541,138	1,341,622
Cable/Satellite TV - 0.0%
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 8.6497% 8/14/26 (e)(f)(j)	1,056,000	1,017,276
Chemicals - 0.5%
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.3581% 5/7/25 (b)(e)(f)(j)	5,712,688	5,427,053
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.5714% 5/7/25 (e)(f)(j)	521,838	499,659
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 10/4/29 (f)(j)(k)	2,860,000	2,604,745
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 10/1/25 (e)(f)(j)	650,989	633,737
TOTAL CHEMICALS		9,165,194
Consumer Products - 0.1%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.06% 5/8/26 (b)(e)(f)(j)	1,475,060	1,436,413
Diversified Financial Services - 0.7%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(e)(j)	2,968,191	2,842,043
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.1607% 3/1/25 (e)(f)(j)	250,992	247,290
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(f)(j)	10,391,415	10,090,064
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,179,397
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(g)(j)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(g)(j)	1,710,000	0
TOTAL ENERGY		0
Food/Beverage/Tobacco - 0.1%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.2606% 5/16/29 (e)(f)(j)	1,885,000	1,824,529
Gaming - 0.1%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.05% 10/20/24 (e)(f)(j)	967,500	957,825
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 7.0974% 4/4/29 (e)(f)(j)	455,000	433,956
TOTAL GAMING		1,391,781
Healthcare - 0.1%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 11/1/28 (e)(f)(j)	288,550	279,689
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 11/15/28 (e)(f)(j)	1,129,325	1,084,581
TOTAL HEALTHCARE		1,364,270
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 10.4241% 5/30/26 (e)(f)(j)	1,389,868	933,991
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 2/15/27 (e)(f)(j)	213,388	204,585
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 5/10/25 (e)(f)(j)	61,605	60,363
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 5/9/25 (e)(f)(j)	1,993,050	1,950,698
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.4241% 5/16/24 (e)(f)(j)	437,000	435,772
TOTAL INSURANCE		2,651,418
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/17/28 (e)(f)(j)	42,991	42,346
Railroad - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.2113% 11/23/29 (b)(e)(f)(j)	915,000	910,425
Services - 0.8%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.1865% 12/20/29 (e)(f)(j)	165,000	151,800
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 9.8214% 12/10/29 (e)(f)(j)	305,000	258,488
Asurion LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.6532% 8/17/28 (e)(f)(j)	4,300,000	3,760,694
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (e)(f)(j)	4,035,000	3,084,273
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.3214% 8/22/25 (e)(f)(j)	2,230,000	2,139,997
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 4/11/29 (f)(j)(k)	5,535,000	4,967,663
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (e)(f)(j)	1,483,575	1,323,468
TOTAL SERVICES		15,686,383
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/5/28 (e)(f)(j)	2,629,607	2,523,765
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (e)(f)(j)	923,313	695,818
TOTAL SUPER RETAIL		3,219,583
Technology - 1.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/10/25 (e)(f)(j)	4,923,077	3,626,831
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.4106% 2/15/29 (e)(f)(j)	2,720,862	2,478,705
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(j)(l)	462,319	421,172
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 4/30/25 (e)(f)(j)	1,574,400	1,536,677
Epicor Software Corp. 2LN, term loan 1 month U.S. LIBOR + 7.750% 11.8214% 7/31/28 (e)(f)(j)	1,945,000	1,918,256
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 5/4/26 (e)(f)(j)	693,550	674,769
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (e)(f)(j)	3,918,440	3,779,649
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (e)(f)(j)	6,955,000	6,363,825
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 2/28/27 (e)(f)(j)	438,750	429,975
TOTAL TECHNOLOGY		21,229,859
TOTAL BANK LOAN OBLIGATIONS (Cost $102,984,377)		94,319,824

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.4%
Bank of America Corp.:
4.3% (e)(m)	2,610,000	2,246,695
6.1% (e)(m)	3,690,000	3,598,193
6.25% (e)(m)	2,310,000	2,229,150
Citigroup, Inc. 5.95% (e)(m)	4,825,000	4,776,750
JPMorgan Chase & Co. 6% (e)(m)	11,680,000	11,563,200
Wells Fargo & Co. 5.9% (e)(m)	1,955,000	1,793,713
TOTAL BANKS & THRIFTS		26,207,701
Energy - 0.0%
MPLX LP 6.875% (e)(m)	1,270,000	1,254,989
Summit Midstream Partners LP 9.5% (e)(m)	204,000	149,940
TOTAL ENERGY		1,404,929
Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (b)(m)	4,000,000	3,395,200
TOTAL PREFERRED SECURITIES (Cost $33,073,286)		31,007,830

Other - 0.6%
	Shares	Value ($)
Other - 0.6%
Fidelity Direct Lending Fund, LP (c)(n)		11,808,130
Tribune Co. Claim (b)(h)	11,217	7,516

TOTAL OTHER (Cost $11,903,351)		11,815,646

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (o)	106,763,341	106,784,694
Fidelity Securities Lending Cash Central Fund 3.86% (o)(p)	10,365,113	10,366,150
TOTAL MONEY MARKET FUNDS (Cost $117,150,844)		117,150,844

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,000,568,432)	1,890,949,739
NET OTHER ASSETS (LIABILITIES) - 0.6%	12,201,423
NET ASSETS - 100.0%	1,903,151,162

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,304,603 or 3.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,123,300,477 or 59.0% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $462,319 and $421,172, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 11/30/22	11,892,132

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,687,240

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,913,114

New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796

Northeast Grocery, Inc.	11/08/21	90,888

Southeastern Grocers, Inc.	6/01/18 - 4/26/19	5,072,958

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	99,248,396	75,791,710	68,255,412	778,527	-	-	106,784,694	0.2%
Fidelity Securities Lending Cash Central Fund 3.86%	10,580,000	16,397,501	16,611,351	1,674	-	-	10,366,150	0.0%
Total	109,828,396	92,189,211	84,866,763	780,201	-	-	117,150,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	11,189,162	2,944,261	2,293,998	281,713	(30,221)	(1,074)	11,808,130
	11,189,162	2,944,261	2,293,998	281,713	(30,221)	(1,074)	11,808,130

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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